Interest rate risk	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Interest rate risk
Note 17: Fair value measurements

The following table presents the financial assets and liabilities that are measured at fair value on a recurring basis. Management classifies these items based on the type of inputs used in their respective fair value determination as described in "Note 2: Significant accounting policies".

Management reviews the price of each security monthly, comparing market values to expectations and to the prior month’s price. Management's expectations are based upon knowledge of prevailing market conditions and developments relating to specific issuers and/or asset classes held in the investment portfolio. Where there are unusual or significant price movements, or where a certain asset class has performed out-of-line with expectations, the matter is reviewed by management.

Financial instruments in Level 1 include actively traded redeemable mutual funds.

Financial instruments in Level 2 include government debt securities, corporate debt securities, mortgage-backed securities and other asset-backed securities, forward foreign exchange contracts and mutual funds not actively traded.

Financial instruments in Level 3 include asset-backed securities for which the market is relatively illiquid and for which information about actual trading prices is not readily available.

There were no transfers between Level 1 and Level 2 or Level 2 and Level 3 during the year ended December 31, 2020 and the year ended December 31, 2019.

	December 31, 2020				December 31, 2019
	Fair value			Total carrying amount / fair value	Fair value			Total carrying amount / fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3

Items that are recognized at fair value on a recurring basis:
Financial assets
Equity securities
Mutual funds	7,081	236	—	7,317	7,141	278	—	7,419
Total equity securities	7,081	236	—	7,317	7,141	278	—	7,419

Available-for-sale investments
US government and federal agencies	—	2,566,066	—	2,566,066	—	2,052,446	—	2,052,446
Non-US governments debt securities	—	22,408	—	22,408	—	25,676	—	25,676
Asset-backed securities - Student loans	—	—	12,945	12,945	—	—	12,891	12,891
Residential mortgage-backed securities	—	59,697	—	59,697	—	129,328	—	129,328
Total available-for-sale	—	2,648,171	12,945	2,661,116	—	2,207,450	12,891	2,220,341

Other assets - Derivatives	—	6,692	—	6,692	—	30,459	—	30,459

Financial liabilities
Other liabilities - Derivatives	—	25,534	—	25,534	—	29,826	—	29,826
Level 3 Reconciliation
The Level 3 financial instrument, shown as Asset-backed securities - Student loans in the above table, is a federal family education loan program guaranteed student loan security and is valued using a non-binding quote from an external security pricing service.

The table below summarizes realized and unrealized gains and losses for Level 3 assets still held at the reporting date.

	December 31, 2020	December 31, 2019	December 31, 2018
	Available- for-sale investments	Available- for-sale investments	Available- for-sale investments
Carrying amount at beginning of year	12,891	12,626	12,493
Realized and unrealized gains (losses) recognized in other comprehensive income	54	265	133
Carrying amount at end of year	12,945	12,891	12,626
Cumulative gain (loss) recognized in other comprehensive income	(345)	(399)	(664)

Items Other Than Those Recognized at Fair Value on a Recurring Basis:
		December 31, 2020			December 31, 2019
	Level	Carrying amount	Fair value	Appreciation / (depreciation)	Carrying amount	Fair value	Appreciation / (depreciation)
Financial assets
Cash due from banks	Level 1	3,289,592	3,289,592	—	2,550,070	2,550,070	—
Securities purchased under agreements to resell	Level 2	197,039	197,039	—	142,283	142,283	—
Short-term investments	Level 1	823,039	823,039	—	1,218,380	1,218,380	—
Investments held-to-maturity	Level 2	2,194,371	2,304,756	110,385	2,208,663	2,255,987	47,324
Loans, net of allowance for credit losses	Level 2	5,160,810	5,193,240	32,430	5,142,622	5,161,257	18,635
Other real estate owned¹	Level 2	4,052	4,052	—	3,842	3,842	—

Financial liabilities
Term deposits	Level 2	2,660,082	2,665,463	(5,381)	3,051,306	3,054,813	(3,507)
Long-term debt	Level 2	171,462	170,086	1,376	143,500	147,574	(4,074)
¹ The current carrying value of OREO is adjusted to fair value only when there is devaluation below carrying value.
Note 18: Interest rate risk

The following tables set out the assets, liabilities and shareholders' equity on the date of the earlier of contractual maturity, expected maturity or repricing date. Use of these tables to derive information about the Bank’s interest rate risk position is limited by the fact that customers may choose to terminate their financial instruments at a date earlier than the contractual maturity or repricing date. Examples of this include fixed-rate mortgages, which are shown at contractual maturity but which may pre-pay earlier, and certain term deposits, which are shown at contractual maturity but which may be withdrawn before their contractual maturity subject to prepayment penalties. Investments are shown based on remaining contractual maturities. The remaining contractual principal maturities for mortgage-backed securities (primarily US government agencies) do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

December 31, 2020	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	3,156	—	—	—	—	134	3,290
Securities purchased under agreement to resell	197	—	—	—	—	—	197
Short-term investments	494	327	2	—	—	—	823
Investments	13	13	27	92	4,711	7	4,863
Loans	4,170	39	71	652	187	42	5,161
Other assets	—	—	—	—	—	405	405
Total assets	8,030	379	100	744	4,898	588	14,739

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	982	982
Demand deposits	7,578	—	—	—	—	3,012	10,590
Term deposits	1,584	634	344	99	—	—	2,661
Other liabilities	—	—	—	—	—	335	335
Long-term debt	—	—	—	171	—	—	171
Total liabilities and shareholders' equity	9,162	634	344	270	—	4,329	14,739

Interest rate sensitivity gap	(1,132)	(255)	(244)	474	4,898	(3,741)	—
Cumulative interest rate sensitivity gap	(1,132)	(1,387)	(1,631)	(1,157)	3,741	—	—

December 31, 2019	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	2,462	—	—	—	—	88	2,550
Securities purchased under agreement to resell	142	—	—	—	—	—	142
Short-term investments	622	591	3	—	—	2	1,218
Investments	415	23	11	102	3,878	7	4,436
Loans	4,025	16	148	292	648	14	5,143
Other assets	—	—	—	—	—	433	433
Total assets	7,666	630	162	394	4,526	544	13,922

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	964	964
Demand deposits	7,151	—	—	—	—	2,239	9,390
Term deposits	2,435	234	305	78	—	—	3,052
Other liabilities	—	—	—	—	—	373	373
Long-term debt	70	—	—	73	—	—	143
Total liabilities and shareholders' equity	9,656	234	305	151	—	3,576	13,922

Interest rate sensitivity gap	(1,990)	396	(143)	243	4,526	(3,032)	—
Cumulative interest rate sensitivity gap	(1,990)	(1,594)	(1,737)	(1,494)	3,032	—	—